Income Taxes (Details) $ in Thousands, $ in Millions		8 Months Ended	12 Months Ended
	Apr. 25, 2025	Dec. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Taxes
Current tax			$ 63,728		$ 1,884	$ 2,283
Deferred income tax (benefit)/expense			(118)		5,308	2,226
Income tax expense			$ 63,610		7,192	4,509
Income tax rate (as a percent)			16.50%	16.50%
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Income Taxes
Dividends declared withholding tax rate (as a percent)		10.00%
Lower withholding tax rate (as a percent)	5.00%
Divestment of ownership (as a percent)	45.00%
PRC
Income Taxes
Current tax			$ 63,748		1,723	1,767
Deferred income tax (benefit)/expense			$ (492)		2,434	2,400
Income tax rate (as a percent)			25.00%	25.00%
Preferential income tax rate (as a percent)			15.00%	15.00%
Dividends declared withholding tax rate (as a percent)			10.00%	10.00%
Lower withholding tax rate (as a percent)			5.00%	5.00%
Minimum equity interest of foreign investor required for lower withholding tax rate (as a percent)			25.00%	25.00%
Withholding tax rate anticipated to be distributed			5.00%	5.00%
PRC | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Income Taxes
Income tax expense			$ 61,100
Tax effect of divestment			$ 59,500
Divestment of ownership (as a percent)		45.00%	45.00%	45.00%
Percentage of tax expense			10.00%	10.00%
Amount of withholding tax accrued			$ 1,600
US and others
Income Taxes
Current tax			(22)		161	471
Deferred income tax (benefit)/expense			$ 374		$ 2,874	$ (137)
US
Income Taxes
U.S. withholding tax (as a percent)			30.00%	30.00%	30.00%	30.00%
Foreign, Federal
Income Taxes
Income tax rate (as a percent)			21.00%	21.00%
Foreign, State | Minimum
Income Taxes
U.S. state taxes (as a percent)			0.00%	0.00%
Foreign, State | Maximum
Income Taxes
U.S. state taxes (as a percent)			11.50%	11.50%
United Kingdom
Income Taxes
Income tax rate (as a percent)			25.00%	25.00%
EU countries | Minimum
Income Taxes
Income tax rate (as a percent)			19.00%	19.00%
EU countries | Maximum
Income Taxes
Income tax rate (as a percent)			25.00%	25.00%
HK
Income Taxes
Current tax			$ 2			$ 45
Deferred income tax (benefit)/expense						$ (37)
Threshold of first tiered assessable profits			$ 300	$ 2.0
Tax rate for the first tiered assessable profits			8.25%	8.25%
Tax rate for the remaining assessable profits			16.50%	16.50%
Income tax rate (as a percent)			16.50%	16.50%